Total Capital and Net Income Per Unit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended				12 Months Ended
	Jul. 31, 2015	Apr. 30, 2015	Apr. 30, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public				64.30%				64.30%
General partner's interest								2.00%
Number of days within which to receive distributed available cash								45 days
Minimum percentage of outstanding units to be held for general partner removal								66.66%
Distributions payable and paid on the preferred units								$ 28,609	$ 10,875	$ 7,250
Public offering made by Partnership								211,077	213,350	85,508
Net proceeds from public offering								$ 124,346	$ 186,125	$ 263,751
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Exceeded cash distributions per unit					$ 0.4025	$ 0.4025	$ 0.4025
Public offering made by Partnership								211,000	6,918,000	3,891,000
Maximum [Member] | Common Units [Member]
Limited Partners' Capital Account [Line Items]
Quarterly distribution target amount				$ 0.4025
Series A Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership			6,000,000
Preferred units dividend rate			7.25%
Net proceeds from public offering			$ 144,800
Redemption of Preferred Units				25.00				$ 25.00
Series B Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership		5,000,000
Preferred units dividend rate		8.50%
Redemption of Preferred Units				$ 25.00				$ 25.00
Net proceeds from public offering		$ 120,800
Series C Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Convertible Preferred Stock, Terms of conversion								At any time after the 18 month anniversary of the closing date, the Series C Preferred Units are convertible on a one-for-one basis into common units of the Partnership.
Series C Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Convertible Preferred Stock, Terms of conversion								At any time after the 18-month anniversary of the closing date, at the election of each holder, the Series C Preferred Units may be converted on a one-for-one basis into common units of the Partnership.
Public offering made by Partnership	10,400,000
Preferred units dividend rate	8.60%
Net proceeds from public offering	$ 249,800
Series C Preferred Stock [Member] | Restricted Unit-based Compensation Awards [Member]
Limited Partners' Capital Account [Line Items]
Antidilutive securities excluded from computation of earnings per share								5,100,000	100,000	0